Equity (Schedule of Composition of Share Capital) (Details) - ₪ / shares		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 10 par value, Authorized		17,000,000	17,000,000	17,000,000
Ordinary shares of NIS 10 par value, Outstanding	[1]	10,675,508	10,677,370	10,678,888
Ordinary shares par value		₪ 10	₪ 10	₪ 10

[1]	Net of treasury shares as follows: 258,046 Ordinary shares as of December 31, 2017, 256,184 Ordinary shares as of December 31, 2016 and 254,666 Ordinary shares as of December 31, 2015, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.